Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
(Loss)/profit for the year	$ (344.8)	$ (7.7)	$ 169.1
Other comprehensive income, net of tax	(330.0)	279.2	121.4
Items that will not be reclassified to profit or loss	(4.2)	0.0	0.0
Equity investments at FVOCI - net change in fair value	(8.2)	0.0	0.0
Deferred taxation on above item	4.0	0.0	0.0
Items that may be reclassified subsequently to profit or loss	(325.8)	279.2	121.4
Available-for-sale financial assets - net change in fair value	0.0	(0.7)	(8.3)
Foreign currency translation adjustments	(325.8)	279.9	129.7
Total comprehensive income for the year	(674.8)	271.5	290.5
Attributable to: - Owners of the parent	(678.2)	260.5	279.6
- Non-controlling interests	3.4	11.0	10.9
Total comprehensive income for the year	$ (674.8)	$ 271.5	$ 290.5